UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-03342

                          SIT MID CAP GROWTH FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

             Date of fiscal year end:        June 30, 2007
             Date of reporting period:       September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS
        -----------------------

Sit Mid Cap Growth Fund, Inc.

THE FUND'S SCHEDULE OF INVESTMENTS AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

=======================================================================
MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited)
=======================================================================

-----------------------------------------------------------------------
      QUANTITY/PAR NAME OF ISSUER                      MARKET VALUE (1)
-----------------------------------------------------------------------
COMMON STOCKS (93.9%) (2)
   COMMERCIAL SERVICES (0.4%)
          16,300   McGraw-Hill Companies, Inc.                 829,833
                                                       ----------------
                                                               829,833
                                                       ----------------
   COMMUNICATIONS (3.2%)
          74,600   American Tower Corp. (3)                  3,248,084
          46,400   NII Holdings, Inc. (3)                    3,811,760
                                                       ----------------
                                                             7,059,844
                                                       ----------------
   CONSUMER DURABLES (1.8%)
          28,800   Electronic Arts Inc. (3)                  1,612,512
          61,700   Scientific Games Corp. (3)                2,319,920
                                                       ----------------
                                                             3,932,432
                                                       ----------------
   CONSUMER NON-DURABLES (3.1%)
          28,600   Bare Escentuals, Inc. (3)                   711,282
         102,300   Coach, Inc. (3)                           4,835,721
          23,500   Hansen Natural Corp. (3)                  1,331,980
                                                       ----------------
                                                             6,878,983
                                                       ----------------
   CONSUMER SERVICES (3.1%)
          21,900   Harrah's Entertainment, Inc.              1,903,767
          61,700   International Game Technology             2,659,270
          52,400   Marriott International, Inc.              2,277,828
                                                       ----------------
                                                             6,840,865
                                                       ----------------
   ELECTRONIC TECHNOLOGY (10.5%)
          91,150   Analog Devices, Inc.                      3,295,984
          17,900   Apple Computer, Inc. (3)                  2,748,366
         134,475   Broadcom Corp. (3)                        4,900,269
          69,400   F5 Networks, Inc. (3)                     2,580,986
          18,900   KLA-Tencor Corp.                          1,054,242
          35,500   Lam Research Corp. (3)                    1,890,730
          35,300   MEMC Electronic Materials, Inc. (3)       2,077,758
          58,200   Network Appliance, Inc. (3)               1,566,162
          52,900   Trimble Navigation, Ltd. (3)              2,074,209
          29,100   VeriFone Holdings, Inc. (3)               1,290,003
                                                       ----------------
                                                            23,478,709
                                                       ----------------
   ENERGY MINERALS (6.5%)
          29,000   Apache Corp.                              2,611,740
          31,900   Frontier Oil Corp.                        1,328,316
          42,900   Murphy Oil Corp.                          2,998,281
          76,400   Southwestern Energy Corp. (3)             3,197,340
          69,916   XTO Energy, Inc.                          4,323,605
                                                       ----------------
                                                            14,459,282
                                                       ----------------
   FINANCE (7.8%)
          51,050   Ace, Ltd.                                 3,092,099
          35,000   Affiliated Managers Group, Inc. (3)       4,462,850
          15,600   IntercontinentalExchange, Inc. (3)        2,369,640
          32,000   Northern Trust Corp.                      2,120,640
          54,500   T. Rowe Price Group Inc.                  3,035,105
          89,600   TCF Financial Corp.                       2,345,728
                                                       ----------------
                                                            17,426,062
                                                       ----------------
   HEALTH SERVICES (4.3%)
          31,100   Coventry Health Care, Inc. (3)            1,934,731
          37,200   Express Scripts, Inc. (3)                 2,076,504
          30,200   Laboratory Corp. (3)                      2,362,546
          56,000   Stericycle, Inc. (3)                      3,200,960
                                                       ----------------
                                                             9,574,741
                                                       ----------------
   HEALTH TECHNOLOGY (15.5%)
          11,400   Alcon, Inc.                               1,640,688
          34,600   Allergan, Inc.                            2,230,662
          62,700   Amylin Pharmaceuticals, Inc. (3)          3,135,000
          99,600   Celgene Corp. (3)                         7,102,476
          85,800   Gilead Sciences, Inc. (3)                 3,506,646
          23,400   Idexx Laboratories, Inc. (3)              2,564,406
          14,250   Intuitive Surgical, Inc. (3)              3,277,500
          54,000   Kyphon, Inc. (3)                          3,780,000
          51,800   SurModics, Inc. (3)                       2,538,718
          66,050   Thermo Fisher Scientific Inc. (3)         3,812,406
          29,000   Vertex Pharmaceuticals, Inc. (3)          1,113,890
                                                       ----------------
                                                            34,702,392
                                                       ----------------
   INDUSTRIAL SERVICES (9.6%)
          43,400   Aecom Technology Corp. (3)                1,515,962
          57,500   Flotek Industries, Inc. (3)               2,538,625
         104,600   McDermott International, Inc. (3)         5,656,768
          54,800   Noble Corp.                               2,687,940
          60,900   Smith International, Inc.                 4,348,260
          81,600   URS Corp.  (3)                            4,606,320
                                                       ----------------
                                                            21,353,875
                                                       ----------------
   NON-ENERGY MINERALS (2.9%)
          26,750   Allegheny Technologies, Inc.              2,941,162
          43,500   RTI International Metals, Inc. (3)        3,447,810
                                                       ----------------
                                                             6,388,972
                                                       ----------------

=======================================================================
MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited)
=======================================================================

-----------------------------------------------------------------------
      QUANTITY/PAR NAME OF ISSUER                      MARKET VALUE (1)
-----------------------------------------------------------------------
   PROCESS INDUSTRIES (2.9%)
          68,900   Airgas, Inc.                              3,557,307
          45,600   Albemarle Corp.                           2,015,520
           6,700   National-Oilwell Varco, Inc. (3)            968,150
                                                       ----------------
                                                             6,540,977
                                                       ----------------
   PRODUCER MANUFACTURING (8.5%)
          59,950   AMETEK, Inc.                              2,591,039
          63,000   IDEX Corp.                                2,292,570
          42,000   ITT Industries, Inc.                      2,853,060
          33,200   Jacobs Engineering Group, Inc. (3)        2,509,256
          34,900   Precision Castparts Corp.                 5,164,502
          16,200   Rockwell Collins, Inc.                    1,183,248
          38,400   Textron, Inc.                             2,388,864
                                                       ----------------
                                                            18,982,539
                                                       ----------------
   RETAIL TRADE (3.7%)
          28,200   Dick's Sporting Goods, Inc. (3)           1,893,630
          55,000   GameStop Corp. (3)                        3,099,250
          23,600   J.C. Penney Company, Inc.                 1,495,532
          38,700   Nordstrom, Inc.                           1,814,643
                                                       ----------------
                                                             8,303,055
                                                       ----------------
   TECHNOLOGY SERVICES (7.7%)
          80,590   Adobe Systems, Inc. (3)                   3,518,559
          27,850   Akamai Technologies, Inc. (3)               800,131
          52,300   Amdocs, Ltd. (3)                          1,945,037
          47,100   Autodesk, Inc. (3)                        2,353,587
          34,600   Ceridian Corp. (3)                        1,202,004
          63,600   Citrix Systems, Inc. (3)                  2,564,352
          49,500   Cognizant Tech. Solutions Corp. (3)       3,948,615
          29,100   Intuit, Inc. (3)                            881,730
                                                       ----------------
                                                            17,214,015
                                                       ----------------
   TRANSPORTATION (2.4%)
          43,900   C.H. Robinson Worldwide, Inc.             2,383,331
          46,700   Expeditors Intl. of Washington, Inc.      2,208,910
          35,800   UTI Worldwide, Inc.                         822,684
                                                       ----------------
                                                             5,414,925
                                                       ----------------


Total common stocks                                        209,381,501
   (cost:  $130,203,263)                               ----------------

SHORT-TERM SECURITIES (4.9%) (2)
      10,842,000   Sit Money Market Fund, 4.70% (4)         10,842,000
   (cost:  $10,842,000)                                ----------------



Total investments in securities
   (cost:  $141,045,263)                                  $220,223,501
                                                       ================

Other Assets and Liabilities, Net [+1.3%]                    2,860,186

                                                       ----------------
Total Net Assets                                          $223,083,687
                                                       ================


                                                       ----------------
Aggregate Cost                                             141,045,263
                                                       ----------------

Gross Unrealized Appreciation                               80,660,219
Gross Unrealized Depreciation                               (1,481,980)
                                                       ----------------
Net Unrealized Appreciation(Depreciation)                   79,178,238
                                                       ================

Notes To Schedule of Investments

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

ITEM 2. CONTROLS AND PROCEDURES
        -----------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Mid Cap Growth Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS
        --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mid Cap Growth Fund, Inc.

By:      /s/Paul E. Rasmussen
         ----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    November 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Paul E. Rasmussen
         ----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    November 16, 2007


By:      /s/Eugene C. Sit
         ----------------------------
         Eugene C. Sit
         Chairman

Date:    November 16, 2007